Revenue (Tables)	9 Months Ended
Sep. 30, 2023
Revenue.
Schedule of collaboration revenue

	Nine month period
	ended September 30,
	2023	2022
	€1,000	€1,000

Eli Lilly collaboration revenue	3,230	2,517
Yarrow collaboration revenue	-	357
	3,230	2,874